Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
14. Income Taxes

The Company is registered in the Cayman Islands. The Company generates substantially all of its income (loss) from its PRC operations for the years ended December 31, 2016, 2017 and 2018.

Cayman Islands (“Cayman”)

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% since January 1, 2010. The operations in Hong Kong have incurred net accumulated operating losses for income tax purposes.

PRC

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

Nanjing Tuniu obtained in 2010 its HNTE certificate with a valid period of three years and successfully renewed such certificate in December 2013 and December 2016 for additional three years, respectively. Therefore, Nanjing Tuniu was eligible to enjoy a preferential tax rate of 15% from 2016 to 2018 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. Nanjing Tuniu expects to obtain an updated HNTE in December 2019 certificate under which it will be eligible to enjoy a preferential tax rate of 15% from 2019 to 2021 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. Tuniu (Nanjing) Information Technology Co., Ltd also obtained HNTE certificate in 2017 and is eligible to enjoy a preferential tax rate of 15% from 2017 to 2019 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. Besides, Beijing Tuniu expects to obtain the HNTE certificate in 2019 under which it will be eligible to enjoy a preferential tax rate of 15% from 2019 to 2021 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. Nanjing Tuniu also obtained a software company certificate in 2012. Pursuant to such certificate, Nanjing Tuniu qualifies for a tax holiday during which it is entitled to an exemption from enterprise income tax for two years commencing from its first profit-making year of operation and a 50% reduction of enterprise income tax for the following three years. Nanjing Tuniu entered into the first tax profitable year for the year ended December 31, 2014.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For Years Ended December 31,
	2016	2017	2018
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(23.2)	(17.3)	(50.9)
Permanent book – tax difference	1.0	(4.0)	19.4
Difference in EIT rates of certain subsidiaries	(2.0)	(5.8)	(0.1)
Effect of tax holiday	(0.7)	—	6.5
Total	0.1	(2.1)	(0.1)

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	—	—	12,877	1,873
Basic net loss per share effect	—	—	—	—
Diluted net loss per share effect	—	—	—	—

The following table sets forth the significant components of deferred tax assets and liabilities:

	As of December 31,
	2017	2018
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	13,828	4,468	650
Net operating loss carry forwards	1,164,433	1,180,159	171,647
Carryforwards of deductible advertising expenses	9,159	9,842	1,431
Allowance for doubtful accounts	11,452	12,957	1,885
Subtotal	1,198,872	1,207,426	175,613
Less: valuation allowance	(1,198,872)	(1,207,426)	(175,613)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(21,142)	(19,855)	(2,888)
Total non-current deferred tax assets, net	(21,142)	(19,855)	(2,888)

As of December 31, 2018, the Group had net operating loss carryforwards of RMB 1,180,159 which can be carried forward to offset taxable income. The carryforwards period for net operating losses under the EIT Law is five years. The net operating loss carry forward of the Group will start to expire in 2019 for the amount of RMB395,272 if
not
util
ized. The remaining net operating loss carryforwards will expire in varying amounts between 2020 and 2023. Other than the expiration, there are no other limitations or restrictions upon the Group’s ability to use these operating loss carryforwards. There is
no
e
xpiration for the advertising expenses carryforwards.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2017 and 2018, valuation allowances of RMB
1,198,872
and RMB
1,207,426
were provided because it was more likely than not that the Group will not be able to utilize certain tax losses carry forwards and other deferred tax assets generated by its subsidiaries and Affiliated Entities. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.

Movement of valuation allowance

	For the Years Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	480,905	1,068,082	1,198,872	174,369
Additions	596,944	189,090	128,464	18,684
Written-off for expiration of net operating losses	(9,767)	(16,421)	(10,584)	(1,539)
Utilization of previously unrecognized tax losses and deductible advertising expenses	—	(41,879)	(109,326)	(15,901)
Balance at the end of the year	1,068,082	1,198,872	1,207,426	175,613